Stock-based Compensation - Schedule of Estimated Using The Black-Scholes Option-Pricing Model (Details) - Stock options	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Expected term	6 years	6 years	6 years	6 years
Expected dividend yield	0.00%	0.00%
Minimum
Stock-based Compensation
Risk-free interest rate			3.77%	2.92%
Expected volatility			86.55%	57.77%
Maximum
Stock-based Compensation
Risk-free interest rate			4.59%	4.76%
Expected volatility			112.12%	103.00%